Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary Of Financial Information About The Amounts Attributable To Non Controlling Interests (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of noncontrolling interests [Line Items]
Revenue	$ 37,741	$ 33,670
Total comprehensive income	10,155	8,604
Total assets	1,460,042	1,412,027
Total liabilities	1,371,455	1,327,951
Minority partner [member]
Disclosure of noncontrolling interests [Line Items]
Revenue	4,522	4,455
Total comprehensive income	602	226
Total assets	95,993	93,051
Total liabilities	$ 84,493	$ 82,223